Profit appropriation and restricted net assets - Condensed Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	$ (45,701)	$ (105,029)	$ 104,184
Cash flows from investing activities:
Placement of time deposits	(4,872)	(17,553)
Withdrawal of time deposits	17,614	23,317
Net cash (used in)/provided by investing activities	2,508	98,308	(105,988)
Cash flows from financing activities:
Proceeds from exercise of stock options		8
Net cash provided by/ (used in) financing activities	20,484	(2,351)	1,288
Effect of exchange rate changes on cash and cash equivalents	(714)	618	1,418
Net increase (decrease) in cash and cash equivalents	(23,423)	(8,454)	902
Cash and cash equivalents at the beginning of the year from continuing operations	24,611
Cash and cash equivalents at the end of the year from continuing operations	18,186	24,611
Condensed
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	(3,210)	112	(2,144)
Cash flows from investing activities:
Placement of time deposits	(4,872)	(24,474)	(7,058)
Withdrawal of time deposits	17,614	30,773	6,902
Net cash (used in)/provided by investing activities	(8,113)	11,853	(156)
Cash flows from financing activities:
Share repurchase program		(3,143)	(3,498)
Proceeds from exercise of stock options		791	1,474
Proceeds from issuance of stocks, net of offering expenses			5,636
Net cash provided by/ (used in) financing activities	4,078	(2,352)	3,612
Effect of exchange rate changes on cash and cash equivalents	(487)	15
Net increase (decrease) in cash and cash equivalents	(7,732)	9,628	1,312
Cash and cash equivalents at the beginning of the year from continuing operations	11,939	2,311	999
Cash and cash equivalents at the end of the year from continuing operations	4,207	11,939	$ 2,311
Intra-Group entities | Condensed
Cash flows from investing activities:
Net cash (used in)/provided by investing activities	(20,855)	$ 5,554
Cash flows from financing activities:
Net cash provided by/ (used in) financing activities	$ 4,078